Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WILMINGTON FUNDS
Prospectus Date	rr_ProspectusDate	Aug. 31, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated December 29, 2021 to the Wilmington Funds Prospectus dated August 31,
2021, as amended November 17, 2021 (the “Prospectus”)
Effective January 1, 2022, the information in the Prospectus with respect to the Wilmington Large‑Cap Strategy Fund (the “Fund”) will be amended, supplemented or replaced as follows:
The following amends and replaces information in the sub-section entitled “Fees and Expenses” on page 1 of the Prospectus:
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fee	0.25%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.12%*
Total Annual Fund Operating Expenses	0.37%
Fee Waivers and/or Expense Reimbursements(1)	(0.12)%
Total Annual Fund Operating Expenses After Fee
Waiver/Expense Reimbursement	0.25%
(1) The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class I Shares will not exceed 0.25%, not including the effects of acquired fund fees and expenses, taxes, extraordinary expenses, brokerage commissions and interest. This waiver may be amended or withdrawn after January 31, 2023, or with the agreement of the Fund’s Board of Trustees.
* Restated to reflect current fees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund’s Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I

Expenses Assuming Redemption	$26	$107	$196	$456

Wilmington Large-Cap Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated December 29, 2021 to the Wilmington Funds Prospectus dated August 31,
2021, as amended November 17, 2021 (the “Prospectus”)
Effective January 1, 2022, the information in the Prospectus with respect to the Wilmington Large‑Cap Strategy Fund (the “Fund”) will be amended, supplemented or replaced as follows:
The following amends and replaces information in the sub-section entitled “Fees and Expenses” on page 1 of the Prospectus:
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fee	0.25%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.12%*
Total Annual Fund Operating Expenses	0.37%
Fee Waivers and/or Expense Reimbursements(1)	(0.12)%
Total Annual Fund Operating Expenses After Fee
Waiver/Expense Reimbursement	0.25%
(1) The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class I Shares will not exceed 0.25%, not including the effects of acquired fund fees and expenses, taxes, extraordinary expenses, brokerage commissions and interest. This waiver may be amended or withdrawn after January 31, 2023, or with the agreement of the Fund’s Board of Trustees.
* Restated to reflect current fees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund’s Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I

Expenses Assuming Redemption	$26	$107	$196	$456

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2023
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund’s Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the fee waiver/expense reimbursement in the first year only. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Wilmington Large-Cap Strategy Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.37%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.25%
1 Year	rr_ExpenseExampleYear01	$ 26
3 Years	rr_ExpenseExampleYear03	107
5 Years	rr_ExpenseExampleYear05	196
10 Years	rr_ExpenseExampleYear10	$ 456

[1]	Restated to reflect current fees.
[2]	The Fund’s Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class I Shares will not exceed 0.25%, not including the effects of acquired fund fees and expenses, taxes, extraordinary expenses, brokerage commissions and interest. This waiver may be amended or withdrawn after January 31, 2023, or with the agreement of the Fund’s Board of Trustees.